Shareholder Fees {- Fidelity Series Emerging Markets Debt Local Currency Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Series Emerging Markets Debt Funds Combo PRO-02 | Fidelity Series Emerging Markets Debt Local Currency Fund
Shareholder Fees:
(fees paid directly from your investment)	none